Income taxes - Net operating loss carry forwards from PRC (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Income taxes
2025	¥ 637
2026	229,407
2027	121,352
2028	276,714
2031	17,408
2032	14,029
2033	5,356
Net operating loss carryforwards	¥ 664,903